STOCKHOLDER'S EQUITY (Details Narrative 7)				1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Aug. 31, 2011	Aug. 31, 2011 Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares issued	4,586,539	4,586,539	5,000,000
Preferred Stock, Conversion Basis				The Company is prohibited from effecting the conversion of the Series A Preferred Stock to the extent that, as a result of the conversion, the holder of such shares beneficially owns more than 4.99% (or, if this limitation is waived by the holder upon no less than 61 days prior notice to us, 9.99%) in the aggregate of the issued and outstanding shares of our common stock calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Series A Preferred Stock.